PROPERTY AND EQUIPMENT, NET - Depreciation expense on property and equipment (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total depreciation expenses	¥ 6,705,126	¥ 3,902,636	¥ 2,619,682
Cost of revenues
Property, Plant and Equipment [Line Items]
Total depreciation expenses	948,069	821,401	525,956
Selling and marketing expenses
Property, Plant and Equipment [Line Items]
Total depreciation expenses	2,381,693	1,511,562	997,224
Technology and development expenses
Property, Plant and Equipment [Line Items]
Total depreciation expenses	2,640,921	1,176,602	845,318
General and administrative expenses
Property, Plant and Equipment [Line Items]
Total depreciation expenses	¥ 734,443	¥ 393,071	¥ 251,184